Related Party Transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 29, 2024 CNY (¥)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Related party transactions
Amounts due from related parties			¥ 477,865	¥ 168,160	$ 68,334
Amounts due from related parties-non current				421,667
Related Party
Related party transactions
Amounts due from related parties			477,865	168,160
Amounts due from related parties-non current				421,667
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties			¥ 81,176	¥ 71,373
Annualized interest rate (as a percent)			6.34%	6.44%
Balance of loan			¥ 46,884	¥ 29,040
Related Party | ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties			304	¥ 32,144
Annualized interest rate (as a percent)				6.44%
Balance of loan				¥ 30,370
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd
Related party transactions
Amounts due from related parties			375,417	53,810
Amounts due from related parties-non current				421,667
Balance of loan			340,000	400,000
Proceeds from collection of long term loans to related parties, principal amount		¥ 60,000
Interest receivable			¥ 35,417	21,667
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Original Loan
Related party transactions
Annualized interest rate (as a percent)			5.00%
Annualized interest rate for a term			36 months
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Property purchase agreement
Related party transactions
Amounts due from related parties				53,810
Aggregate consideration	¥ 179,720
Related Party | Others
Related party transactions
Amounts due from related parties			¥ 20,968	¥ 10,833